Shareholder Report, Holdings (Details)	Jun. 30, 2025
CTIVP – CenterSquare Real Estate Fund - Class 1 | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CTIVP – CenterSquare Real Estate Fund - Class 1 | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
CTIVP – CenterSquare Real Estate Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CTIVP – CenterSquare Real Estate Fund - Class 2 | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
CTIVP – CenterSquare Real Estate Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%